Convertible Debt - Schedule of Convertible Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
2019 and 2020 Convertible Loans [Member]
Schedule of Convertible Loan [Line Items]
Balance	$ 33,118	$ 32,181
Effects of currency translation	(1,905)	937
Balance	31,213	33,118
2017 Convertible Loans [Member]
Schedule of Convertible Loan [Line Items]
Balance	44,310	43,057
Effects of currency translation	(2,548)	1,253
Balance	$ 41,762	$ 44,310